INCOME TAXES	12 Months Ended
Mar. 31, 2015
INCOME TAXES
INCOME TAXES

15. INCOME TAXES

Income before income taxes and income taxes for the years ended March 31, 2013, 2014 and 2015 are comprised of the following components:

	Years ended March 31,
	2013	2014	2015
	(Yen in millions)
Income before income taxes:
Domestic	¥81,713	¥93,353	¥62,214
Foreign	19,650	52,915	59,648

Total income before income taxes	¥101,363	¥146,268	¥121,862

Income taxes:
Current income taxes:
Domestic	¥27,906	¥32,761	¥29,924
Foreign	11,749	8,139	16,380

Total current income taxes	39,655	40,900	46,304

Deferred income taxes:
Domestic	1,045	3,368	(42,237)
Foreign	(6,688)	6,986	(7,508)

Total deferred income taxes	(5,643)	10,354	(49,745)

Total income taxes	¥34,012	¥51,254	¥(3,441)

In Japan, a company is subject to a number of taxes, based on income, which in the aggregate indicate normal statutory income tax rates of approximately 38.0%, 38.0% and 36.0% for the years ended 2013, 2014 and 2015, respectively.

Reconciliations between the Japanese statutory income tax rate and Kyocera’s effective income tax rate for the years ended March 31, 2013, 2014 and 2015 are as follows:

	Years ended March 31,
	2013	2014	2015
Japanese statutory income tax rate	38.0%	38.0%	36.0%
Difference in statutory tax rates of foreign subsidiaries	(4.8)	(4.3)	(4.3)
Change in valuation allowance	2.8	3.6	(5.0)
Tax credit for research and development expenses	(3.1)	(3.0)	(4.2)
Uncertainty in income taxes	(0.2)	0.4	(0.4)
Tax rate change*	—	1.2	(26.0)
Other	0.9	(0.9)	1.1

Effective income tax rate	33.6%	35.0%	(2.8)%

*Tax rate change for the year ended March 31, 2014:

In accordance with the law “Partial Amendment of the Income Tax Act, etc.” (Law No.10 of 2014) enacted in Japan on March 31, 2014, the special reconstruction corporation tax was repealed a year ahead of the original schedule and will not be imposed from the annual reporting periods commencing on and after April 1, 2014. As a result of such amendments, the effective Japanese statutory corporate tax rate of 38% previously applied for calculation of the amount of deferred tax assets and deferred tax liabilities has been reduced to 36% with respect to temporary differences to be realized during the annual reporting periods commencing on and after April 1, 2014.

*Tax rate change for the year ended March 31, 2015:

In accordance with the law “Partial Amendment of the Income Tax Act, etc.” (Law No.9 of 2015) enacted in Japan on March 31, 2015, a revised corporation tax rate will be imposed from the annual reporting periods commencing on and after April 1, 2015. As a result of such amendments, the effective Japanese statutory corporate tax rate of 36% previously applied for calculation of the amount of deferred tax assets and deferred tax liabilities has been reduced to 33% with respect to temporary differences to be realized during the annual reporting periods commencing on April 1, 2015, and 32% with respect to temporary differences to be realized during the annual reporting periods commencing on and after April 1, 2016. Due mainly to the fact that Kyocera recognized reversal income taxes in the amount of ¥31,703 million after revaluating deferred tax assets and liabilities in line with the revision of the corporate tax rate, the effective tax rate decreased.

The components of the deferred tax assets and deferred tax liabilities at March 31, 2014 and 2015 are as follows:

	March 31,
	2014	2015
	(Yen in millions)
Deferred tax assets:
Enterprise tax	¥1,818	¥1,551
Inventories	19,433	14,149
Provision for doubtful accounts and loss on bad debts	1,543	1,733
Accrued expenses	14,062	16,619
Employee benefits	27,443	25,716
Depreciation and amortization	38,260	38,221
Securities	1,140	932
Net operating losses and tax credit carry forwards	33,205	32,151
Other	4,919	5,073

Total gross deferred tax assets	141,823	136,145
Valuation allowance	(39,496)	(33,005)

Net deferred tax assets	¥102,327	¥103,140

Deferred tax liabilities:
Depreciation and amortization	¥18,656	¥9,277
Securities	241,341	301,980
Prepaid benefit cost	2,063	3,723
Other	6,728	7,034

Total deferred tax liabilities	¥268,788	¥322,014

Net deferred tax liabilities	¥(166,461)	¥(218,874)

Net deferred tax assets and liabilities at March 31, 2014 and 2015 are reflected in the consolidated balance sheets under the following captions.

	March 31,
	2014	2015
	(Yen in millions)

Deferred income taxes - current assets	¥41,499	¥42,314
Other assets	30,871	36,710
Other current liabilities	(2,877)	(5,444)
Deferred income taxes - non-current liabilities	(235,954)	(292,454)

Net deferred tax liabilities	¥(166,461)	¥(218,874)

At March 31, 2015, Kyocera had net operating losses carried forward of approximately ¥132,228 million, which are available to offset future taxable income. Regarding these net operating losses carried forward, the amount of ¥37,536 million recorded at domestic subsidiaries will expire within next nine years, and the amount of approximately ¥52,628 million recorded at U.S. subsidiaries will expire within next 20 years. Certain other foreign subsidiaries have net operating losses carried forward totaling approximately ¥42,064 million of which most have no expiration date.

At March 31, 2015, Kyocera had tax credits carried forward of ¥2,306 million, which are available to offset future income taxes. Regarding these tax credits carried forward, the amount of ¥84 million and ¥2,040 million recorded at foreign subsidiaries will expire within 15 years and will be available without expiration, respectively.

Kyocera intends to reinvest certain undistributed earnings of foreign subsidiaries for an indefinite period of time. Therefore, no deferred tax liabilities have been provided on undistributed earnings of these subsidiaries, which are not expected to be remitted in the foreseeable future. Kyocera estimates this unrecognized deferred tax liabilities are ¥9,946 million at March 31, 2015. The undistributed earnings of these subsidiaries are ¥302,266 million at March 31, 2015.

Total gross deferred tax assets at March 31, 2014 and 2015 were reduced by valuation allowances of ¥39,496 million and ¥33,005 million, respectively.

A reconciliation of the beginning and end amount of gross valuation allowance for deferred tax asset is as follows:

	March 31,
	2013	2014	2015
	(Yen in millions)
Balance at beginning of year	¥25,192	¥34,414	¥39,496
Increase	9,824	3,519	3,452
Decrease	(4,356)	(1,044)	(9,954)
Other*	3,754	2,607	11

Balance at end of year	¥34,414	¥39,496	¥33,005

*Other consists mainly of foreign currency translation adjustments and business combinations.

A reconciliation of the beginning and end amount of gross unrecognized tax benefits is as follows:

	March 31,
	2013	2014	2015
	(Yen in millions)
Balance at beginning of year	¥3,050	¥4,064	¥4,804
Increase - tax position in prior years	1,430	1,457	353
Increase - tax position in current year	51	187	806
Decrease - tax position in prior years	(33)	(324)	(784)
Settlements with taxing authorities	(428)	(16)	(1,804)
Lapse of statute of limitations	(6)	(564)	(117)

Balance at end of year	¥4,064	¥4,804	¥3,258

Gross unrecognized tax benefits on the consolidated balance sheets that if recognized would affect the effective tax rate were ¥4,804 million and ¥3,258 million, at March 31, 2014 and 2015, respectively. Kyocera expects that a significant change in unrecognized tax benefits might occur within the next 12 months. However, Kyocera anticipates such change will not have significant impact on Kyocera’s consolidated results of operations and financial position.

Kyocera recorded interest and penalties related to unrecognized tax benefits as current income tax expenses in the consolidated statement of income in the amount of ¥(25) million, ¥24 million and ¥(184) million for the year ended March 31, 2013, 2014 and 2015, respectively, and as other non-current liabilities in the consolidated balance sheet in the amounts of ¥303 million and ¥119 million at March 31, 2014 and 2015, respectively. The above table excludes this accrual for estimated interest and penalties.

At March 31, 2015 Kyocera is subject to income tax examinations by tax authorities for the tax year 2015 onwards in Japan, and for the tax year 2011 onwards in the United States for its major jurisdictions.